Note 12 - Concentrations	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(12)	Concentrations

Most of the Company’s customers are located in the United States. One customer accounted for approximately
29%
of revenue in
2018
and
no
single customer accounted for more than
10%
of revenue in
2017
or
2016.
One customer accounted for
23%
of accounts receivable at
December 31, 2018,
20%
of accounts receivable at
December 31, 2017
and another customer accounted for
29%
of accounts receivable at
December 31, 2016.